Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	$ 81,459
Disposals	(100)	$ (300)
Closing balance	97,648	81,459
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	123,049	86,858
Additions	37,575	43,477
Disposals	(1,628)	(7,371)
Effect of change in exchange rates	(464)	85
Closing balance	155,765	123,049
Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(2,767)
Closing balance		(2,767)
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(41,590)	(35,202)
Depreciation expense	(19,736)	(13,447)
Disposals	(1,548)	(7,071)
Effect of change in exchange rates	140	(12)
Closing balance	(58,117)	(41,590)
Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	1,521
Closing balance		1,521
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	4,199
Closing balance	4,034	4,199
Equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	7,857	5,224
Additions	1,967	3,460
Disposals	(118)	(829)
Effect of change in exchange rates	(54)	2
Closing balance	9,652	7,857
Equipment | Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Closing balance		0
Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(3,658)	(3,064)
Depreciation expense	(2,077)	(1,336)
Disposals	(104)	(741)
Effect of change in exchange rates	13	1
Closing balance	(5,618)	(3,658)
Equipment | Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Closing balance		0
Computer Hardware and Software
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	2,740
Closing balance	3,454	2,740
Computer Hardware and Software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	10,548	9,147
Additions	1,825	1,911
Disposals	(289)	(514)
Effect of change in exchange rates	(19)	4
Closing balance	12,065	10,548
Computer Hardware and Software | Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Closing balance		0
Computer Hardware and Software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(7,808)	(6,830)
Depreciation expense	(1,096)	(1,476)
Disposals	(289)	(498)
Effect of change in exchange rates	4	0
Closing balance	(8,611)	(7,808)
Computer Hardware and Software | Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Closing balance		0
Furniture and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	9,178
Closing balance	11,299	9,178
Furniture and Fittings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	14,606	11,031
Additions	5,190	4,268
Disposals	(105)	(689)
Effect of change in exchange rates	(4)	(4)
Closing balance	19,687	14,606
Furniture and Fittings | Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Closing balance		0
Furniture and Fittings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(5,428)	(3,895)
Depreciation expense	(3,000)	(2,031)
Disposals	(39)	(493)
Effect of change in exchange rates	1	5
Closing balance	(8,388)	(5,428)
Furniture and Fittings | Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Closing balance		0
Leasehold Improvements and Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	65,342
Closing balance	67,600	65,342
Leasehold Improvements and Other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	90,038	61,456
Additions	17,608	33,838
Disposals	(1,116)	(5,339)
Effect of change in exchange rates	(663)	83
Closing balance	103,100	90,038
Leasehold Improvements and Other | Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(2,767)
Closing balance		(2,767)
Leasehold Improvements and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(24,696)	(21,413)
Depreciation expense	(13,563)	(8,604)
Disposals	(1,116)	(5,339)
Effect of change in exchange rates	122	(18)
Closing balance	(35,500)	(24,696)
Leasehold Improvements and Other | Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	1,521
Closing balance		1,521
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Closing balance	11,261	0
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0	0
Additions	10,985	0
Disposals	0	0
Effect of change in exchange rates	276	0
Closing balance	11,261	0
Construction in progress | Gross carrying amount | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0
Closing balance		0
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	0	0
Depreciation expense	0	0
Disposals	0	0
Effect of change in exchange rates	0	0
Closing balance	0	0
Construction in progress | Accumulated depreciation | Cumulative effect of applying new accounting pronouncement | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	$ 0
Closing balance		$ 0